Geographic Information	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Geographic Information

NOTE 14    GEOGRAPHIC INFORMATION

The Company has both domestic (U.S.) and international customers for its products. Sales for the years ended December 31, 2013 and 2012 were as follows:

	2013	2012
Domestic sales	$736,215	$27,319
International sales	24,431	11,348

Total sales	$760,646	$38,667